Income taxes - Temporary differences not recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Temporary differences not been recognized	$ 97,131	$ 69,910
Non-capital loss carry forwards
Income taxes
Temporary differences not been recognized	77,909	59,710
Share issuance costs and other
Income taxes
Temporary differences not been recognized	4,183	5,194
Intangible assets
Income taxes
Temporary differences not been recognized	4,314	4,160
Research and development costs
Income taxes
Temporary differences not been recognized	9,343
Non-refundable R&D tax credits
Income taxes
Temporary differences not been recognized	$ 1,382	$ 846